Janus Investment Fund

Janus Henderson Select Value Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated July 12, 2019

to Currently Effective Prospectuses

At a special meeting of shareholders of Janus Henderson Select Value Fund (the “Fund”) held on July 11, 2019, shareholders approved an amended and restated investment advisory agreement that reflects a new benchmark index. Effective on or about August 1, 2019, the Fund’s benchmark will change from the Russell 3000® Value Index to the Russell 2500TM Value Index (the “Benchmark Change”) for purposes of measuring the Fund’s performance and calculating the performance adjustment to the investment advisory fee paid by the Fund to Janus Capital Management LLC. However, because the Fund’s performance adjustment is based upon a rolling 36-month performance measurement period, comparisons to the Russell 2500TM Value Index will not be fully implemented until 36 months after August 1, 2019.

In connection with the Benchmark Change, the Fund will be repositioned to shift its focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. In addition, Kevin Preloger and Justin Tugman will become the new Co-Portfolio Managers of the Fund, replacing Alec Perkins, and the Fund will change its name to Janus Henderson Small-Mid Cap Value Fund.

As a result of the above changes, effective on or about August 1, 2019, the Fund’s prospectuses are amended as follows:

1.	All references to Janus Henderson Select Value Fund are changed to Janus Henderson Small-Mid Cap Value Fund.

2.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small- and mid-sized companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization of companies included in the Russell 2500TM Value Index. The market capitalizations within the index will vary, but as of April 30, 2019, they ranged from approximately $11 million to $16.2 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

3.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added as the third risk:

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

4.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	5 Year	Since Inception (12/15/11)
Class I Shares
Return Before Taxes	14.05%	12.54%	12.86%
Return After Taxes on Distributions	12.63%	10.74%	10.19%
Return After Taxes on Distributions and Sale of Fund Shares	9.13%	9.58%	9.79%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class A Shares
Return Before Taxes(1)	7.25%	10.86%	11.40%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class C Shares
Return Before Taxes(2)	11.91%	11.31%	11.63%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class S Shares
Return Before Taxes	13.77%	12.13%	12.40%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class N Shares
Return Before Taxes	14.04%	12.46%	12.67%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class T Shares
Return Before Taxes	13.94%	12.35%	12.65%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

5.

Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet point after the table in their entirety:

The Fund’s primary benchmark index is the Russell 2500TM Value Index. The Russell 3000® Value Index was used to calculate the Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, the Fund’s principal investment strategies changed to shift the Fund’s focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. To better reflect this strategy change, effective August 1, 2019, the Fund’s primary benchmark index changed to the Russell 2500TM Value Index. For a period of 36 months beginning on August 1, 2019, the Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index, as described further in the Fund’s statement of additional information. The indices are described below.

•	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.

•	The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

6.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since August 2019. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since August 2019.

7.	In the Management of the Funds section of the Fund’s prospectus, the following table replaces the corresponding table in its entirety:

Fund Name	Benchmark Index
Janus Henderson Mid Cap Value Fund	Russell Midcap® Value Index
Janus Henderson Large Cap Value Fund	Russell 1000® Value Index
Janus Henderson Small Cap Value Fund	Russell 2000® Value Index
Janus Henderson Small-Mid Cap Value Fund*	Russell 2500TM Value Index
*

The Russell 3000® Value Index was used to calculate Janus Henderson Small-Mid Cap Value Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, Janus Henderson Small-Mid Cap Value Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index for a period of 36 months, as described further in the Fund’s SAI.

8.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectus, the following information replaces the corresponding information in its entirety:

Janus Henderson Small-Mid Cap Value Fund

Co-Portfolio Managers Kevin Preloger and Justin Tugman are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Kevin Preloger is Co-Portfolio Manager of Janus Henderson Small-Mid Cap Value Fund, which he has co-managed since August 2019. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Justin Tugman, CFA, is Co-Portfolio Manager of Janus Henderson Small-Mid Cap Value Fund, which he has co-managed since August 2019. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Tugman joined Perkins in June 2004 as a research analyst. Mr. Tugman holds a Bachelor of Science degree in Finance from the University of Wyoming and a Master’s degree in Finance from Tulane University. Mr. Tugman holds the Chartered Financial Analyst designation.

Effective on or about August 1, 2019, all references to Alec Perkins serving in the capacity as a Portfolio Manager of the Fund are deleted from the Fund’s prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Select Value Fund

Class D

Supplement dated July 12, 2019

to Currently Effective Prospectuses

At a special meeting of shareholders of Janus Henderson Select Value Fund (the “Fund”) held on July 11, 2019, shareholders approved an amended and restated investment advisory agreement that reflects a new benchmark index. Effective on or about August 1, 2019, the Fund’s benchmark will change from the Russell 3000® Value Index to the Russell 2500TM Value Index (the “Benchmark Change”) for purposes of measuring the Fund’s performance and calculating the performance adjustment to the investment advisory fee paid by the Fund to Janus Capital Management LLC. However, because the Fund’s performance adjustment is based upon a rolling 36-month performance measurement period, comparisons to the Russell 2500TM Value Index will not be fully implemented until 36 months after August 1, 2019.

In connection with the Benchmark Change, the Fund will be repositioned to shift its focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. In addition, Kevin Preloger and Justin Tugman will become the new Co-Portfolio Managers of the Fund, replacing Alec Perkins, and the Fund will change its name to Janus Henderson Small-Mid Cap Value Fund.

As a result of the above changes, effective on or about August 1, 2019, the Fund’s prospectuses are amended as follows:

1.	All references to Janus Henderson Select Value Fund are changed to Janus Henderson Small-Mid Cap Value Fund.

2.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small- and mid-sized companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization of companies included in the Russell 2500TM Value Index. The market capitalizations within the index will vary, but as of April 30, 2019, they ranged from approximately $11 million to $16.2 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

3.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added as the third risk:

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

4.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table replaces the corresponding table in its entirety:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	5 Year	Since Inception (12/15/11)
Class D Shares
Return Before Taxes	14.03%	12.44%	12.75%
Return After Taxes on Distributions	12.61%	10.67%	10.82%
Return After Taxes on Distributions and Sale of Fund Shares	9.11%	9.51%	9.70%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%

5.

Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet point after the table in their entirety:

The Fund’s primary benchmark index is the Russell 2500TM Value Index. The Russell 3000® Value Index was used to calculate the Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, the Fund’s principal investment strategies changed to shift the Fund’s focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. To better reflect this strategy change, effective August 1, 2019, the Fund’s primary benchmark index changed to the Russell 2500TM Value Index. For a period of 36 months beginning on August 1, 2019, the Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index, as described further in the Fund’s statement of additional information. The indices are described below.

•	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.

•	The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

6.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since August 2019. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since August 2019.

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7.	In the Management of the Funds section of the Fund’s prospectus, the following table replaces the corresponding table in its entirety:

Fund Name	Benchmark Index
Janus Henderson Mid Cap Value Fund	Russell Midcap® Value Index
Janus Henderson Large Cap Value Fund	Russell 1000® Value Index
Janus Henderson Small Cap Value Fund	Russell 2000® Value Index
Janus Henderson Small-Mid Cap Value Fund*	Russell 2500TM Value Index
*

The Russell 3000® Value Index was used to calculate Janus Henderson Small-Mid Cap Value Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, Janus Henderson Small-Mid Cap Value Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index for a period of 36 months, as described further in the Fund’s SAI.

8.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectus, the following information replaces the corresponding information in its entirety:

Janus Henderson Small-Mid Cap Value Fund

Co-Portfolio Managers Kevin Preloger and Justin Tugman are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Kevin Preloger is Co-Portfolio Manager of Janus Henderson Small-Mid Cap Value Fund, which he has co-managed since August 2019. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Justin Tugman, CFA, is Co-Portfolio Manager of Janus Henderson Small-Mid Cap Value Fund, which he has co-managed since August 2019. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Tugman joined Perkins in June 2004 as a research analyst. Mr. Tugman holds a Bachelor of Science degree in Finance from the University of Wyoming and a Master’s degree in Finance from Tulane University. Mr. Tugman holds the Chartered Financial Analyst designation.

Effective on or about August 1, 2019, all references to Alec Perkins serving in the capacity as a Portfolio Manager of the Fund are deleted from the Fund’s prospectuses.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Select Value Fund

Supplement dated July 12, 2019

to Currently Effective Statement of Additional Information

At a special meeting of shareholders of Janus Henderson Select Value Fund (the “Fund”) held on July 11, 2019, shareholders approved an amended and restated investment advisory agreement that reflects a new benchmark index. Effective on or about August 1, 2019, the Fund’s benchmark will change from the Russell 3000® Value Index to the Russell 2500TM Value Index (the “Benchmark Change”) for purposes of measuring the Fund’s performance and calculating the performance adjustment to the investment advisory fee paid by the Fund to Janus Capital Management LLC. However, because the Fund’s performance adjustment is based upon a rolling 36-month performance measurement period, comparisons to the Russell 2500TM Value Index will not be fully implemented until 36 months after August 1, 2019.

In connection with the Benchmark Change, the Fund will be repositioned to shift its focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. In addition, Kevin Preloger and Justin Tugman will become the new Co-Portfolio Managers of the Fund, replacing Alec Perkins, and the Fund will change its name to Janus Henderson Small-Mid Cap Value Fund.

As a result of the above changes, effective on or about August 1, 2019, the Fund’s statement of additional information (“SAI”) is amended as follows:

1.	All references to Janus Henderson Select Value Fund are changed to Janus Henderson Small-Mid Cap Value Fund.

2.	Under “Performance-Based Investment Advisory Fee” in the Investment Adviser and Subadvisers section of the Fund’s SAI, the following paragraph is added after the sixth paragraph after the first table:

Effective August 1, 2019, Janus Henderson Small-Mid Cap Value Fund’s benchmark index changed from the Russell 3000® Value Index to the Russell 2500TM Value Index for purposes of measuring the Fund’s performance and calculating the Performance Adjustment. However, because the Fund’s Performance Adjustment is based upon a rolling 36-month performance measurement period, comparisons to the Russell 2500TM Value Index will not be fully implemented until 36 months after August 1, 2019. During this transition period, the Fund’s returns will be compared to the Russell 3000® Value Index for the portion of the performance measurement period prior to August 1, 2019, and the Russell 2500TM Value Index for periods following August 1, 2019. At the conclusion of the transition period, the Russell 3000® Value Index will be eliminated from the Performance Adjustment calculation, and the calculation will include only the Fund’s performance relative to the Russell 2500TM Value Index.

3.

Under “Performance-Based Investment Advisory Fee” in the Investment Adviser and Subadvisers section of the Fund’s SAI, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Fund Name	Benchmark Index	Base Fee Rate (annual rate	(%) )
Janus Henderson Mid Cap Value Fund	Russell Midcap® Value Index(1)	0.64(2)
Janus Henderson Large Cap Value Fund	Russell 1000® Value Index(3)	0.64(2)
Janus Henderson Small Cap Value Fund	Russell 2000® Value Index(4)	0.72(2)
Janus Henderson Small-Mid Cap Value Fund	Russell 2500TM Value Index(5)	0.70(2)
(1)

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

(2)

Janus Capital pays Perkins, the Fund’s subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of the Fund. The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund’s performance relative to its benchmark index over the performance measurement period. Under the Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any performance fee adjustments, reimbursement of expenses incurred or fees waived by Janus Capital).

(3)	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.
(4)	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.
(5)

Effective August 1, 2019, Janus Henderson Small-Mid Cap Value Fund’s benchmark changed from the Russell 3000® Value Index to the Russell 2500TM Value Index for purposes of measuring the Fund’s performance and calculating the Performance Adjustment. The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. The stocks in the Russell 3000® Value Index are also members of either the Russell 1000® Value Index or the Russell 2000® Value Index.

4.	Under “Performance-Based Investment Advisory Fee” in the Investment Adviser and Subadvisers section of the Fund’s SAI, the following paragraphs replace the corresponding paragraphs in their entirety:

Examples: Janus Henderson Small-Mid Cap Value Fund

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 5.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 3000® Value Index (for periods prior to August 1, 2019), and the Russell 2500TM Value Index (for periods commencing August 1, 2019). The sum of the percentage changes in these two benchmark indices is used for purposes of calculating the Performance Adjustment.

Example 1: Fund Outperforms Its Benchmark Indices By 5.00%

If the Fund has outperformed the Benchmark Indices by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Base Fee Rate	Performance Adjustment Rate	Total Advisory Fee Rate for that Month
1/12th of 0.70%	1/12th of 0.15%	1/12th of 0.85%

Example 2: Fund Performance Tracks Its Benchmark Indices

If the Fund performance has tracked the performance of the Benchmark Indices during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Base Fee Rate	Performance Adjustment Rate	Total Advisory Fee Rate for that Month
1/12th of 0.70%	0.00	1/12th of 0.70%

Example 3: Fund Underperforms Its Benchmark Indices By 5.00%

If the Fund has underperformed the Benchmark Indices by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Base Fee Rate	Performance Adjustment Rate	Total Advisory Fee Rate for that Month
1/12th of 0.70%	1/12th of -0.15%	1/12th of 0.55%

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5.	Under “Performance-Based Subadvisory Fee” in the Investment Adviser and Subadvisers section of the Fund’s SAI, the following paragraph replaces the corresponding paragraph in its entirety:

Applies to Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund has an investment advisory fee rate that adjusts up or down based upon the performance of the Fund’s Class A Shares (waiving the upfront sales load) relative to the cumulative performance of the Russell 3000® Value Index (for periods prior to August 1, 2019), and the Russell 2500TM Value Index (for periods commencing August 1, 2019). In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from the Fund (net of any applicable performance fee adjustments, reimbursement of expenses incurred or fees waived by Janus Capital).

6.

Under “Perkins Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information replaces the corresponding information in the table titled “Other Accounts Managed” in its entirety:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kevin Preloger(3)*	Number of Other Accounts Managed Assets in Other Accounts Managed	4(2) $3,304.55M	None None	6 $162.49M
Justin Tugman(3)*	Number of Other Accounts Managed Assets in Other Accounts Managed	3(4) $6,143.27M	None None	5 $254.18M

(2)	Three accounts included in the total, consisting of $3,231.29M of the total assets in the category, have a performance-based advisory fee.
(3)	Effective August 1, 2019, Co-Portfolio Managers Kevin Preloger and Justin Tugman assumed shared responsibility for the day-to-day management of Janus Henderson Small-Mid Cap Value Fund.
(4)	Three accounts included in the total, consisting of $6,143.27M of the total assets in the category, have a performance-based advisory fee.

* As of May 31, 2019.

7.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information replaces the corresponding information in the table in its entirety:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Perkins
Kevin Preloger(3)*	Janus Henderson Large Cap Value Fund	Over $1,000,000	Over $1,000,000
	Janus Henderson Mid Cap Value Fund	Over $1,000,000
	Janus Henderson Small-Mid Cap Value Fund	None
Justin Tugman(3)*	Janus Henderson Mid Cap Value Fund	$500,001-$1,000,000	Over $1,000,000
	Janus Henderson Small Cap Value Fund	Over $1,000,000
	Janus Henderson Small-Mid Cap Value Fund	$100,001-$500,000

(3)	Effective August 1, 2019, Co-Portfolio Managers Kevin Preloger and Justin Tugman assumed shared responsibility for the day-to-day management of Janus Henderson Small-Mid Cap Value Fund.

* As of May 31, 2019.

Effective on or about August 1, 2019, all references to Alec Perkins serving in the capacity as a Portfolio Manager of the Fund are deleted from the Fund’s SAI.

Please retain this Supplement with your records.

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